iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 75,133 $ 4,974,556
a
Chemicals  —  58 .1%
Air Products and Chemicals, Inc. .............. 155,423 41,008,359
Albemarle Corp. ......................... 106,540 9,979,602
Ashland, Inc. ............................ 45,352 4,383,271
Celanese Corp. .......................... 101,159 14,278,593
CF Industries Holdings, Inc. .................. 170,023 12,988,057
Chemours Co. (The) ....................... 135,383 3,272,207
Eastman Chemical Co. ..................... 106,207 10,974,369
Ecolab, Inc. ............................ 174,852 40,336,608
Element Solutions, Inc. ..................... 203,236 5,477,210
FMC Corp. ............................. 113,080 6,599,349
Huntsman Corp. ......................... 148,387 3,550,901
International Flavors & Fragrances, Inc. .......... 192,620 19,161,838
Linde PLC ............................. 301,649 136,797,821
LyondellBasell Industries NV , Class A ........... 195,029 19,397,584
Mosaic Co. (The) ......................... 290,543 8,649,465
NewMarket Corp. ......................... 6,108 3,425,794
Olin Corp. .............................. 108,445 4,946,176
Scotts Miracle-Gro Co. (The) , Class A ........... 38,568 3,031,445
Westlake Corp. .......................... 30,450 4,502,337
352,760,986
a
Containers & Packaging  —  5 .0%
Avery Dennison Corp. ...................... 72,011 15,614,145
International Paper Co. ..................... 314,630 14,624,002
30,238,147
a
Machinery  —  2 .1%
RBC Bearings, Inc.
(a) (b)
..................... 25,811 7,506,871
Timken Co. (The) ......................... 58,679 5,102,139
12,609,010
a
Metals & Mining  —  28 .7%
Alcoa Corp. ............................. 227,547 7,518,153
Cleveland-Cliffs, Inc.
(a) (b)
.................... 425,058 6,524,640
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 995,957 $ 45,226,407
MP Materials Corp. , Class A
(a) (b)
............... 119,236 1,612,071
Newmont Corp. .......................... 635,232 31,170,834
Nucor Corp. ............................ 146,721 23,906,720
Reliance, Inc. ........................... 51,861 15,794,786
Royal Gold, Inc. .......................... 59,639 8,237,339
Southern Copper Corp. ..................... 78,270 8,344,365
Steel Dynamics, Inc. ....................... 131,848 17,564,790
United States Steel Corp. ................... 202,341 8,314,192
174,214,297
a
Specialty Retail  —  0 .9%
Valvoline, Inc.
(a)
.......................... 117,298 5,454,357
a
Trading Companies & Distributors  —  4 .1%
Fastenal Co. ............................ 350,908 24,826,741
a
Total Long-Term Investments — 99.7%
(Cost: $ 638,477,136 ) ................................ 605,078,094
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 2,922,654 2,923,824
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 1,078,000 1,078,000
a
Total Short-Term Securities — 0.7%
(Cost: $ 4,001,477 ) .................................. 4,001,824
Total Investments — 100.4%
(Cost: $ 642,478,613 ) ................................ 609,079,918
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (2,290,858)
Net Assets — 100.0% ................................. $ 606,789,060
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,667,194  $ 256,493
(a)
$ —  $ 1,096  $ (959) $ 2,923,824  2,922,654  $ 2,017
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 972,241  105,759
(a)
—  —  —  1,078,000  1,078,000  14,118  —
$ 1,096  $ (959)
$ 4,001,824
$ 16,135  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 16 09/20/24 $ 1,574 $ 37,162
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 605,078,094  $ —  $ —  $ 605,078,094
Short-Term Securities
Money Market Funds ...................................... 4,001,824  —  —  4,001,824
$ 609,079,918  $ —  $ —  $ 609,079,918
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 37,162  $ —  $ —  $ 37,162
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.